Share-Based Compensation (Details) - Schedule of Unvested Restricted Stock Units Roll Forward	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of Unvested Restricted Stock Units Roll Forward [Abstract]
Restricted Share Units, Unvested, beginning balance | shares
Weighted-Average Grant Date Fair Value, Unvested, beginning price | $ / shares
Restricted Share Units, Unvested, ending price | shares	78,634
Weighted-Average Grant Date Fair Value, Unvested, ending price | $ / shares	$ 3.25
Restricted Share Units, Granted | shares	83,715
Weighted-Average Grant Date Fair Value, Granted | $ / shares	$ 3.25
Restricted Share Units, Vested | shares	(2,989)
Weighted-Average Grant Date Fair Value, Vested | $ / shares	$ 3.25
Restricted Share Units, Canceled/forfeited | shares	(2,092)
Weighted-Average Grant Date Fair Value, Canceled/forfeited | $ / shares	$ 3.25